Qualitative and Quantitative Information of Financial Risks - Impact of Hedging on Equity in Cash Flow Hedge Reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
As at January 1	€ (5,371)
As at 31 December	2,241	€ 5,371
Foreign Currency Risk | Cash flow Hedge Reserve
Disclosure of nature and extent of risks arising from financial instruments [line items]
As at January 1	(824)
Foreign Exchange Forward	550	(1,084)
Tax effect	(111)	260
As at 31 December	(385)	(824)
Foreign Currency Risk | Cost of Hedging Reserve
Disclosure of nature and extent of risks arising from financial instruments [line items]
As at January 1	179
Foreign Exchange Forward	(126)	235
Tax effect	30	(56)
As at 31 December	83	179
Interest Rate Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
As at January 1	(4,547)	1,277
Interest Rate Swap	3,522	(7,663)
Tax effect	(845)	1,839
As at 31 December	€ (1,870)	€ (4,547)